Trade and other receivables (Tables)	12 Months Ended
Dec. 31, 2022
Trade and other receivables
Summary of trade and other receivables

	December 31,	December 31,
	2022	2021
	£ 000	£ 000
Government receivables	10,905	5,415
Prepayments	7,169	6,571
Other receivables	790	672
	18,864	12,658